SCHEDULE OF REVENUE FROM CONTINUING OPERATIONS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Revenue	$ 520,795	$ 643,267	$ 1,299,538	$ 1,625,763
Performance obligations satisfied at point in time [member]
IfrsStatementLineItems [Line Items]
Revenue	308,989	345,158	855,328	1,019,064
Performance obligations satisfied at point in time [member] | Customization income [member]
IfrsStatementLineItems [Line Items]
Revenue	236,189	345,158	695,243	1,019,064
Performance obligations satisfied at point in time [member] | Advisory service income [member]
IfrsStatementLineItems [Line Items]
Revenue	72,800		160,085
Performance obligations satisfied over time [member]
IfrsStatementLineItems [Line Items]
Revenue	211,806	298,109	444,210	606,699
Performance obligations satisfied over time [member] | Advisory service income [member]
IfrsStatementLineItems [Line Items]
Revenue		63,512		248,497
Performance obligations satisfied over time [member] | License fee income [member]
IfrsStatementLineItems [Line Items]
Revenue	$ 211,806	$ 234,597	$ 444,210	$ 358,202